Organization and Principal Activities (Financial Information of the Company's VIEs) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Variable interest entities
Total assets	¥ 5,142,205		¥ 4,967,233		$ 747,903
Total liabilities	1,404,434		1,025,310		$ 204,268
Total net revenue	4,288,868	$ 623,791	5,816,832	¥ 6,277,183
Net (loss)/income	117,501	17,092	(36,978)	150,182
Net (decrease)/increase in cash and cash equivalents	518,586	75,426	(1,900,324)	(262,816)
Cash and cash equivalents at the beginning of the year	401,147	58,344	2,301,471	2,564,287
Cash and cash equivalents at the end of the year	919,733	$ 133,770	401,147	2,301,471
VIEs
Variable interest entities
Total assets	163,089		638,145
Less: loans receivable	0		(73,330)
Total assets excluding loans receivable	163,089		564,815
Total liabilities	208,499		576,772
Less: inter-company payable	(82,345)		(462,222)
Total liabilities excluding inter-company payable	126,154		114,550
Total net revenue	390,407		311,443	531,945
Net (loss)/income	(114,407)		8,780	(23,466)
Net cash used in operating activities	(267,272)		(62,672)	(132,616)
Net cash provided by/(used in) investing activities	410,429		(1,553)	60,174
Net cash provided by/(used in) financing activities	(67,000)		69,600	29,000
Net (decrease)/increase in cash and cash equivalents	76,157		5,375	(43,442)
Cash and cash equivalents at the beginning of the year	9,524		4,149	47,591
Cash and cash equivalents at the end of the year	85,681		9,524	¥ 4,149
Registered Capital	¥ 8,157		¥ 8,157